iShares Trust
Supplement dated July 10, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)
(the “Fund”)
Effective July 10, 2026, the name of the Fund’s Underlying Index has changed to J.P. Morgan Emerging Markets Bond Index Global Diversified Core. All references to the Underlying Index in the Summary Prospectus, Prospectus and SAI are updated accordingly.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑EMB‑0726

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